INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS AND GOODWILL
NOTE 16 - INTANGIBLE ASSETS AND GOODWILL

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2023	18	16	13	3	4	54	478
Additions	—	1	—	2	—	3	—
Amortization expense	(1)	(6)	(1)	—	—	(8)	—
Transfer	—	2	—	(2)	—	—	—
Effect of changes in foreign exchange rates	(1)	—	—	—	(1)	(2)	(16)
Net balance at December 31, 2023	16	13	12	3	3	47	462

Cost	88	88	41	4	4	225	462
Less accumulated depreciation and impairment	(72)	(75)	(29)	(1)	(1)	(178)	—
Net balance at December 31, 2023	16	13	12	3	3	47	462

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2022	18	21	13	2	4	58	451
Additions	—	—	—	3	—	3	—
Amortization expense	(2)	(7)	(1)	—	—	(10)	—
Transfer	—	2	—	(2)	—	—	—
Effect of changes in foreign exchange rates	2	—	1	—	—	3	27
Net balance at December 31, 2022	18	16	13	3	4	54	478

Cost	92	94	42	4	4	236	478
Less accumulated depreciation and impairment	(74)	(78)	(29)	(1)	—	(182)	—
Net balance at December 31, 2022	18	16	13	3	4	54	478
Impairment tests for goodwill
Goodwill in the amount of €462 million was allocated to our operating segments: €455 million to P&ARP, €5 million to A&T and €2 million to AS&I.
At December 31, 2023, the recoverable amount of our operating segments was determined based on value in use calculations, using discounted cash-flows.
The recoverable amount of the A&T and AS&I operating segments significantly exceeded their carrying value. No reasonable change in the assumptions used could have led to a potential impairment charge.
For the P&ARP operating segment, the analysis was based on forecasted cash flows that grow to management’s estimate of a normalized level by 2028 and then at a long term growth rate of 1.5% thereafter. The discount rate applied to the cash-flow projections was 9.5%. Based on this analysis, the carrying value of €1.5 billion remained below the recoverable value which was in excess of €2 billion at December 31, 2023 and therefore there was no goodwill impairment at the P&ARP operating segment.
With cash-flows 40% lower from 2024 to 2028 including the terminal year cash flow, the recoverable value still exceeded the carrying value.